                        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
                           Supplement dated July 18, 2008 to the
                            Prospectus dated September 25, 2007

     This supplement  amends the Prospectus of Oppenheimer  Institutional  Money
Market Fund (the "Fund") dated  September 25, 2007,  and replaces the supplement dated October 9, 2007.

     The section "Fees and Expenses of the Fund" on page 4 of the  Prospectus is deleted in its entirety and is replaced by the following:

   Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays
     a  variety  of  expenses   directly  for  the  management  of  its  assets,
     administration  and other services.  Those expenses are subtracted from the
     Fund's  assets to  calculate  the  Fund's net asset  values per share.  All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's  actual  expenses for Class E shares  during its fiscal year  ended May 31,  2007 and  estimated  expenses  for Class L and Class P shares  for the first  full  fiscal  year of  operations  for  those  share classes.

     Shareholder  Fees. The Fund does not charge any initial sales charge to buy shares  or to  reinvest  dividends.  There  are no  redemption  fees and no contingent deferred sales charges.

   Annual Fund Operating Expenses (deducted from Fund assets):
   (% of average daily net assets)
   --------------------------------------------------
                              Class E Class L Class P
                              Shares  Shares  Shares
   --------------------------------------------------
   --------------------------------------------------
   Management Fees             0.10%  0.10%   0.10%
   --------------------------------------------------
   --------------------------------------------------
   Distribution (12b-1) Fees    N/A    N/A   0.25%(1)
   --------------------------------------------------
   --------------------------------------------------
   Other Expenses(2)           0.01%  0.05%   0.05%
   --------------------------------------------------
   --------------------------------------------------
   Total Annual Operating      0.11%  0.15%   0.40%
   Expenses(3)
   --------------------------------------------------

     1.Since  October 9, 2007, the  Distributor  has  voluntarily  undertaken to waive the fees  payable  under the Service  Plan for Class P shares so that those fees are 0.05% of the average  annual net assets of Class P shares of the Fund. That undertaking may be amended or withdrawn at any time.
     2.Expenses  may vary in future years.  "Other  Expenses"  include  transfer agent fees, custodial expenses,  and accounting and legal expenses that the
     Fund pays.  The  Transfer  Agent has  voluntarily  undertaken  to limit the
     Fund's annual transfer agent fees for all classes to 0.35% of average daily net assets.  That  undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended May 31, 2007,  the transfer agent fees did not exceed that expense  limitation.  "Other  Expenses" for Class L and Class P shares  are  estimates  of  those  expenses  for  the  first  full  year of operations for those share  classes.
     3.Since June 1, 2007,  the Manager has agreed to waive its  management  fee and/or  reimburse  expenses  such that "Total Annual  Operating  Expenses,"
     after waivers,  payments and/or  reimbursements  and reduction to custodian expenses,  will not  exceed  0.15% for Class E and Class L shares and 0.20%
     for Class P shares.  These undertakings are voluntary and may be amended or withdrawn at any time.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then  redeem all of your shares at the end of those  periods.  The example  also assumes  that your  investment  has a 5%
     return each year and that the Fund's  operating  expenses  are the expenses shown in the table above. Your actual costs may be higher or lower, because expenses  will vary over time.  Based on these  assumptions  your  expenses would be as follows,  whether or not you redeem your  investment at the end of each period:

   -------------------------------------------------
               1        3         5         10
               Year     Years     years     years
   -------------------------------------------------
   -------------------------------------------------
   Class E     $11      $36       $62       $141
   -------------------------------------------------
   -------------------------------------------------
   Class L     $15      $48       $85       $192
   -------------------------------------------------
   -------------------------------------------------
   Class P     $41      $129      $225      $506
   -------------------------------------------------

July 18, 2008                               PS0647.003